UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Chiron Capital Allocation Fund

Chiron SMid Opportunities Fund

Semi-Annual Report	April 30, 2019

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 877-924-4766.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 877-924-4766. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Chiron Funds if you invest directly with the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019

TABLE OF CONTENTS

Schedules of Investments	1

The Funds file their complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-877-9-CHIRON (877-924-4766); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

ASSET WEIGHTINGS

	% of Net Assets*	Fair Value
Common Stock	48.1%	$762,955,502
U.S. Treasury Obligations	46.0	729,028,745

Total Investments	94.1	1,491,984,247

Cash Equivalents	5.2	81,928,941
Cash Pledged as Collateral for Futures, Options and Swap Contracts	0.6	9,535,121
Total Other Assets and Liabilities	0.1	1,598,124

Net Assets	100.0%	$1,585,046,433

*	Percentages are based on Net Assets.

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $1,585,046,433)
COMMON STOCK — 48.1%

	Shares	Fair Value
CANADA — 3.2%
Canadian Natural Resources	980,300	$29,430,220
Restaurant Brands International	321,143	20,951,369

		50,381,589

CHINA — 4.2%
111 ADR* (1)	1,076,881	8,776,580
Kerry Properties	933,000	3,984,232
Kweichow Moutai, Cl A	111,876	16,174,923
Ping An Insurance Group of China, Cl H	1,344,000	16,181,521
Wharf Holdings	1,420,000	4,081,812
Yum China Holdings	373,110	17,737,649

		66,936,717

FRANCE — 2.3%
Danone	201,933	16,325,322
Faurecia	402,397	20,436,233

		36,761,555

HONG KONG — 1.8%
AIA Group	946,600	9,647,240
Henderson Land Development	781,000	4,808,574
Hong Kong Exchanges & Clearing	277,700	9,628,595
New World Development	2,901,000	4,799,992

		28,884,401

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
INDIA — 2.0%
HDFC Bank ADR	281,323	$32,253,682

ISLE OF MAN — 1.1%
Playtech PLC	3,067,654	17,488,992

ITALY — 1.1%
Nexi* (2)	73,374	661,500
UniCredit	1,197,343	16,558,513

		17,220,013

JAPAN‡ — 0.5%
Showa Denko	222,900	7,533,718

NETHERLANDS — 0.3%
Adyen* (2)	6,821	5,551,176

RUSSIA — 3.1%
Lukoil PJSC ADR	199,064	16,876,646
Sberbank of Russia PJSC ADR	2,230,819	31,889,558

		48,766,204

SPAIN — 1.6%
Telefonica	3,059,339	25,501,926

SWITZERLAND — 2.1%
Roche Holding	124,609	32,847,517

UNITED KINGDOM — 1.0%
Lloyds Banking Group	19,768,857	16,129,688

UNITED STATES — 23.8%
Alphabet, Cl C*	21,699	25,788,828
Amgen	147,071	26,372,772
Charter Communications, Cl A*	67,641	25,107,663
Coca-Cola	820,400	40,248,824
EPR Properties†	65,362	5,154,447
Fortinet*	90,575	8,461,516
Gaming and Leisure Properties†	249,402	10,070,853
Gilead Sciences	411,636	26,772,806
Illumina*	24,723	7,713,576
MGM Growth Properties, Cl A†	203,315	6,558,942
Micron Technology*	264,179	11,111,369
Microsoft	182,199	23,795,189
Paycom Software*	41,850	8,475,881

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
UNITED STATES — (continued)
Philip Morris International	431,076	$37,313,939
Schlumberger	639,956	27,313,322
ServiceNow*	33,009	8,962,274
VEREIT†	594,448	4,910,140
Vertex Pharmaceuticals*	105,883	17,892,109
VICI Properties†	299,170	6,821,076
Walt Disney	349,367	47,852,798

		376,698,324

TOTAL COMMON STOCK (Cost $698,094,056)		$762,955,502

U.S. TREASURY OBLIGATIONS — 46.0%

	Face Amount	Fair Value
U.S. Treasury Notes
3.125%, 11/15/28	$151,484,000	$159,425,076
2.750%, 11/30/20	114,088,100	114,850,173
2.625%, 02/15/29	222,581,000	224,647,666
2.500%, 12/31/20	134,693,000	135,236,838
U.S. Treasury Bond
3.000%, 02/15/49	93,705,000	94,868,992

TOTAL U.S. TREASURY OBLIGATIONS (Cost $721,723,116)		$729,028,745

TOTAL INVESTMENTS — 94.1% (Cost $1,419,817,172)		$1,491,984,247

PURCHASED OPTIONS (3) — 0.0%

	Contracts	Fair Value
Total Purchased Options — 0.0% (Cost $2,774,546)	377,504,123	$521,082

WRITTEN OPTIONS (3) — 0.0%

	Contracts	Fair Value
Total Written Options — 0.0% (Premiums Received $384,670)	(110)	$(771,100)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

PURCHASED OPTIONS — 0.0%
	Contracts	Notional Amount^	Strike Price	Expiration Date	Fair Value
Call Options

UNITED STATES — 0.0%
Alibaba Group Holding*	1,029	$ 125,692	$220.00	06/22/19	$63,798
Netflix*	551	111,853	450.00	05/18/19	1,423
Splunk*	1,470	66,150	160.00	05/18/19	11,318

					76,539

Put Options

UNITED STATES — 0.0%
CNHUSD 7.15 07/25/19*	377,500,000	1,610,038	7.15	07/20/19	105,348
July 19 Puts on SPX*	110	677,930	2,750.00	08/17/19	309,100
US 10YR FUT OPTN Jun19P 121*	963	182,883	121.00	05/18/19	30,095

					444,543

Total Purchased Options					$521,082

WRITTEN OPTIONS — 0.0%
	Contracts	Notional Amount^	Strike Price	Expiration Date	Fair Value
Call Options

UNITED STATES — 0.0%
July 19 Calls on SPX*	(110)	$(384,670)	$2,950.00	08/17/19	$(771,100)

Total Written Options					$(771,100)

*	Non-income producing security.

†	Real Estate Investment Trust.

‡

All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 0.5% of Net Assets. Total value of these securities is $7,533,718.

^	Represents amortized cost.

(1)	Security considered illiquid. The total value of such securities as of April 30, 2019 was $8,776,580 and represented 0.6% of Net Assets.

(2)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. On April 30, 2019, the value of these securities amounted $6,212,676 and represented 0.4% of Net Assets.

(3)	Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

Open futures contracts held by the Fund at April 30, 2019 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index	273	May-2019	$4,013,979	$ 3,938,025	$ (75,954)
Gold	405	Jun-2019	52,988,527	52,070,850	(917,677)
S&P 500 Index E-MINI	51	Jun-2019	7,476,329	7,518,675	42,346

			$64,478,835	$ 63,527,550	$ (951,285)

Open OTC swap agreements held by the Fund at April 30, 2019 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Depreciation
Goldman Sachs	GSCHIUS Basket Index**	USD 1D FUNDS FED + 50 BPS	Total Return	At Maturity	03/23/22	$ (48,831,483)	$(2,089,889)	$-	$ (2,089,889)

						$ (48,831,483)	$(2,089,889)	$-	$ (2,089,889)

** The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at April 30, 2019.

Goldman Sachs Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized (Depreciation)	Fair Value	Percentage of Basket
GSCHIUS Index
8,272	2U Inc	$ (352,445)	$ (15,084)	$ (15,084)	0.72%
12,331	Acceleron Pharma Inc	(353,702)	(15,138)	(15,138)	0.72
21,688	Advanced Micro Devices Inc	(422,012)	(18,061)	(18,061)	0.86
12,323	Aerie Pharmaceuticals Inc	(331,082)	(14,170)	(14,170)	0.68
6,610	Albemarle Corp	(349,410)	(14,954)	(14,954)	0.72
6,863	ALLETE Inc	(393,668)	(16,848)	(16,848)	0.81
6,319	Alnylam Pharmaceuticals Inc	(397,575)	(17,015)	(17,015)	0.81
41,912	AltaGas Ltd	(391,982)	(16,776)	(16,776)	0.80
12,947	American International Group Inc	(433,738)	(18,563)	(18,563)	0.89
7,754	AnaptysBio Inc	(397,104)	(16,995)	(16,995)	0.81
34,466	ANGI Homeservices Inc	(421,858)	(18,055)	(18,055)	0.86
12,969	Apergy Corp	(362,504)	(15,514)	(15,514)	0.74
19,382	Apollo Global Management LLC	(446,209)	(19,097)	(19,097)	0.91
6,906	Aptiv PLC	(416,805)	(17,838)	(17,838)	0.85
29,287	Arconic Inc	(443,031)	(18,961)	(18,961)	0.91
23,455	Ares Management Corp	(403,868)	(17,285)	(17,285)	0.83
14,563	Audentes Therapeutics Inc	(387,573)	(16,587)	(16,587)	0.79
13,296	Avanos Medical Inc	(392,806)	(16,811)	(16,811)	0.80
114,781	BEST Inc	(479,347)	(20,515)	(20,515)	0.98
1,796	Bio-Rad Laboratories Inc	(380,625)	(16,290)	(16,290)	0.78
264,251	Bombardier Inc	(317,772)	(13,600)	(13,600)	0.65
11,253	BWX Technologies Inc	(404,962)	(17,332)	(17,332)	0.83
8,391	Cantel Medical Corp	(407,390)	(17,435)	(17,435)	0.83
8,130	Cheniere Energy Inc	(368,438)	(15,768)	(15,768)	0.75
8,044	Clean Harbors Inc	(430,537)	(18,426)	(18,426)	0.88
51,025	CNH Industrial NV	(391,683)	(16,763)	(16,763)	0.80
4,111	Coherent Inc	(428,512)	(18,339)	(18,339)	0.88
39,906	Conduent Inc	(360,570)	(15,432)	(15,432)	0.74
3,388	Constellation Brands Inc	(505,043)	(21,615)	(21,615)	1.03
9,823	Cubic Corp	(392,794)	(16,811)	(16,811)	0.80

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

Goldman Sachs Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized (Depreciation)	Fair Value	Percentage of Basket
GSCHIUS Index (continued)
21,420	Dollarama Inc	$(452,628)	$(19,372)	$(19,372)	0.93%
25,181	Dropbox Inc	(432,346)	(18,504)	(18,504)	0.89
8,826	Edison International	(396,374)	(16,964)	(16,964)	0.81
4,966	Equifax Inc	(440,484)	(18,852)	(18,852)	0.90
1,257	Equinix Inc	(402,518)	(17,227)	(17,227)	0.82
6,154	Exact Sciences Corp	(427,716)	(18,305)	(18,305)	0.88
1,244	Fairfax Financial Holdings Ltd	(417,353)	(17,862)	(17,862)	0.85
26,946	Ferro Corp	(339,113)	(14,513)	(14,513)	0.69
50,419	First Quantum Minerals Ltd	(374,641)	(16,034)	(16,034)	0.77
10,045	First Solar Inc	(435,273)	(18,629)	(18,629)	0.89
4,781	Five Below Inc	(492,896)	(21,095)	(21,095)	1.01
53,609	Flex Ltd	(416,804)	(17,838)	(17,838)	0.85
7,400	FMC Corp	(412,016)	(17,633)	(17,633)	0.84
17,414	frontdoor Inc	(432,175)	(18,496)	(18,496)	0.89
18,672	GCP Applied Technologies Inc	(378,580)	(16,202)	(16,202)	0.78
4,951	Grand Canyon Education Inc	(404,077)	(17,294)	(17,294)	0.83
9,143	Green Dot Corp	(410,611)	(17,573)	(17,573)	0.84
8,123	GrubHub Inc	(382,079)	(16,352)	(16,352)	0.78
5,913	Guidewire Software Inc	(443,489)	(18,980)	(18,980)	0.91
6,454	Haemonetics Corp	(396,706)	(16,978)	(16,978)	0.81
24,912	Hain Celestial Group Inc/The	(382,814)	(16,384)	(16,384)	0.78
22,424	Heron Therapeutics Inc	(342,371)	(14,653)	(14,653)	0.70
2,353	ICU Medical Inc	(376,989)	(16,134)	(16,134)	0.77
44,546	Inovalon Holdings Inc	(424,455)	(18,166)	(18,166)	0.87
5,634	Insulet Corp	(342,216)	(14,646)	(14,646)	0.70
3,762	IPG Photonics Corp	(462,926)	(19,812)	(19,812)	0.95
4,547	iRobot Corp	(331,557)	(14,190)	(14,190)	0.68
23,309	Keyera Corp	(378,956)	(16,219)	(16,219)	0.78
7,367	Kirby Corp	(423,979)	(18,145)	(18,145)	0.87
23,347	KKR & Co Inc	(402,008)	(17,205)	(17,205)	0.82
8,050	Lamb Weston Holdings Inc	(397,127)	(16,996)	(16,996)	0.81
1,661	LendingTree Inc	(450,145)	(19,265)	(19,265)	0.92
4,959	LHC Group Inc	(388,036)	(16,607)	(16,607)	0.79
5,998	Liberty Broadband Corp	(415,607)	(17,787)	(17,787)	0.85
16,307	Liberty Media Corp-Liberty Formula One	(445,700)	(19,075)	(19,075)	0.91
2,964	Littelfuse Inc	(419,669)	(17,961)	(17,961)	0.86
2,853	Martin Marietta Materials Inc	(445,845)	(19,081)	(19,081)	0.91
27,882	Marvell Technology Group Ltd	(491,288)	(21,026)	(21,026)	1.01
28,092	Matador Resources Co	(389,541)	(16,672)	(16,672)	0.80
4,379	Middleby Corp/The	(407,475)	(17,439)	(17,439)	0.83
12,149	Mimecast Ltd	(440,714)	(18,862)	(18,862)	0.90
10,198	MyoKardia Inc	(344,588)	(14,748)	(14,748)	0.71
19,687	National Oilwell Varco Inc	(362,418)	(15,511)	(15,511)	0.74
11,368	New Jersey Resources Corp	(400,934)	(17,159)	(17,159)	0.82
16,799	New York Times Co/The	(392,186)	(16,785)	(16,785)	0.80
13,598	Nutanix Inc	(413,603)	(17,701)	(17,701)	0.85
3,201	NVIDIA Corp	(408,028)	(17,463)	(17,463)	0.84
33,290	Oceaneering International Inc	(450,132)	(19,265)	(19,265)	0.92
7,000	Ollie’s Bargain Outlet Holdings Inc	(471,479)	(20,178)	(20,178)	0.97
5,878	PerkinElmer Inc	(396,736)	(16,979)	(16,979)	0.81
17,743	Pluralsight Inc	(443,464)	(18,979)	(18,979)	0.91
15,109	PotlatchDeltic Corp	(411,360)	(17,605)	(17,605)	0.84
13,291	PROS Holdings Inc	(479,614)	(20,527)	(20,527)	0.98
6,020	PTC Inc	(383,554)	(16,415)	(16,415)	0.79
14,805	PTC Therapeutics Inc	(390,155)	(16,698)	(16,698)	0.80
26,721	Pure Storage Inc	(430,184)	(18,411)	(18,411)	0.88
6,114	Reata Pharmaceuticals Inc	(337,830)	(14,458)	(14,458)	0.69
21,220	Red Rock Resorts Inc	(403,192)	(17,256)	(17,256)	0.83

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

Goldman Sachs Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized (Depreciation)	Fair Value	Percentage of Basket
GSCHIUS Index (continued)
3,608	Sage Therapeutics Inc	$(427,460)	$(18,294)	$(18,294)	0.88%
4,462	Sanderson Farms Inc	(476,475)	(20,392)	(20,392)	0.98
4,524	Sarepta Therapeutics Inc	(372,573)	(15,945)	(15,945)	0.76
22,882	Sea Ltd	(401,092)	(17,166)	(17,166)	0.82
10,109	SiteOne Landscape Supply Inc	(479,124)	(20,506)	(20,506)	0.98
10,807	SkyWest Inc	(468,749)	(20,062)	(20,062)	0.96
51,071	Snap Inc	(400,668)	(17,148)	(17,148)	0.82
21,688	SNC-Lavalin Group Inc	(380,391)	(16,280)	(16,280)	0.78
10,647	Spirit Airlines Inc	(407,748)	(17,451)	(17,451)	0.84
4,239	Stanley Black & Decker Inc	(437,645)	(18,730)	(18,730)	0.90
32,482	Summit Materials Inc	(400,776)	(17,152)	(17,152)	0.82
37,531	Sunrun Inc	(402,017)	(17,206)	(17,206)	0.82
13,509	Targa Resources Corp	(381,974)	(16,348)	(16,348)	0.78
8,997	Teladoc Health Inc	(360,398)	(15,424)	(15,424)	0.74
1,853	Teleflex Inc	(373,456)	(15,983)	(15,983)	0.76
2,706	Trade Desk Inc/The	(422,073)	(18,064)	(18,064)	0.86
58,958	Transocean Ltd	(326,355)	(13,967)	(13,967)	0.67
8,541	TransUnion	(418,943)	(17,930)	(17,930)	0.86
24,715	Trinity Industries Inc	(375,262)	(16,060)	(16,060)	0.77
17,226	Twitter Inc	(484,163)	(20,721)	(20,721)	0.99
10,269	UGI Corp	(394,212)	(16,871)	(16,871)	0.81
8,160	Ultragenyx Pharmaceutical Inc	(379,280)	(16,232)	(16,232)	0.78
23,127	Virtu Financial Inc	(400,338)	(17,134)	(17,134)	0.82
4,843	Vulcan Materials Co	(430,119)	(18,408)	(18,408)	0.88
7,719	Wabtec Corp	(402,651)	(17,233)	(17,233)	0.82
3,260	Wayfair Inc	(372,271)	(15,932)	(15,932)	0.76
3,264	WD-40 Co	(386,750)	(16,552)	(16,552)	0.79
34,455	Welbilt Inc	(408,377)	(17,478)	(17,478)	0.85
22,046	Weyerhaeuser Co	(416,092)	(17,808)	(17,808)	0.86
42,845	WPX Energy Inc	(419,109)	(17,937)	(17,937)	0.87
4,741	Wynn Resorts Ltd	(482,295)	(20,641)	(20,641)	1.00
6,646	Zendesk Inc	(410,848)	(17,590)	(17,590)	0.85

		$(48,831,483)	$(2,089,889)	$(2,089,889)	100.00%

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

SPX — Standard & Poor’s 500 Index

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

The tables below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$50,381,589	$—	$—	$50,381,589
China	66,936,717	—	—	66,936,717
France	36,761,555	—	—	36,761,555
Hong Kong	28,884,401	—	—	28,884,401
India	32,253,682	—	—	32,253,682
Isle of Man	17,488,992	—	—	17,488,992
Italy	17,220,013	—	—	17,220,013
Japan	—	7,533,718	—	7,533,718
Netherlands	5,551,176	—	—	5,551,176
Russia	48,766,204	—	—	48,766,204
Spain	25,501,926	—	—	25,501,926
Switzerland	32,847,517	—	—	32,847,517
United Kingdom	16,129,688	—	—	16,129,688
United States	376,698,324	—	—	376,698,324

Total Common Stock	755,421,784	7,533,718	—	762,955,502

U.S. Treasury Obligations	—	729,028,745	—	729,028,745

Total Investments in Securities	$755,421,784	$736,562,463	$—	$1,491,984,247

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$521,082	$—	$—	$521,082
Written Options	(771,100)	—	—	(771,100)
Futures Contracts‡
Unrealized Appreciation	42,346	—	—	42,346
Unrealized Depreciation	(993,631)	—	—	(993,631)
OTC Swaps‡
Total Return Swaps
Unrealized Depreciation	—	(2,089,889)	—	(2,089,889)
Total Other Financial Instruments	$(1,201,303)	$(2,089,889)	$—	$(3,291,192)

‡ Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designed as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2019 (Unaudited)

For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures in the amount of $7,533,718.

For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2019 (Unaudited)

ASSET WEIGHTINGS

	% of Net Assets*	Fair Value
Common Stock	88.4%	$ 9,903,939

Total Investments	88.4	9,903,939

Cash Equivalents	13.8	1,547,325

Cash Pledged as Collateral for Swap Contracts	0.3	40,000
Total Other Assets and Liabilities	(2.5)	(282,090)

Net Assets	100.0%	$11,209,174

*Percentages are based on Net Assets.

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $11,209,174)
COMMON STOCK — 88.4%

	Shares	Fair Value
AUSTRALIA — 1.0%
Aristocrat Leisure	6,231	$114,558

BRAZIL — 1.0%
Arco Platform, Cl A*	3,400	109,242

CHINA — 5.9%
Fosun International	96,500	149,582
Huabao International Holdings	164,000	76,932
Kunlun Energy	142,000	149,877
Sinopec Engineering Group, Cl H	133,500	128,994
Yanzhou Coal Mining, Cl H	148,000	157,720

		663,105

DENMARK — 0.8%
GN Store Nord	1,744	89,266

FRANCE — 4.5%
Faurecia	4,700	238,695
Ipsen	1,100	128,435
Ubisoft Entertainment*	1,477	140,878

		508,008

GERMANY — 5.1%
Covestro(1)	5,600	306,198
Siltronic	2,650	259,656

		565,854

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
INDONESIA — 2.2%
Bank Tabungan Negara Persero	1,385,300	$245,951

ITALY — 0.0%
Nexi* (1)	506	4,562

JAPAN‡ — 11.4%
Kanamoto	7,300	172,481
Marubeni	24,900	177,728
Mitsubishi Heavy Industries	5,500	228,157
Oji Holdings	16,900	101,040
Sankyu	2,700	128,946
Shizuoka Bank	17,300	132,008
Showa Denko	4,700	158,854
TS Tech	5,800	173,123

		1,272,337

NETHERLANDS — 4.3%
ASM International	3,600	244,528
Signify(1)	8,000	239,844

		484,372

PERU — 0.8%
Alicorp SAA	28,043	90,749

PORTUGAL — 2.3%
NOS SGPS	38,900	261,128

RUSSIA — 2.0%
PhosAgro PJSC GDR	17,679	222,579

SOUTH KOREA — 4.0%
Hankook Tire	7,109	241,906
Lotte Chemical	890	204,567

		446,473

UNITED KINGDOM — 4.1%
Dialog Semiconductor*	5,700	220,564
Rightmove	33,320	234,887

		455,451

UNITED STATES — 39.0%
Affiliated Managers Group	2,700	299,484
AGCO	1,700	120,326

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
UNITED STATES — (continued)
Alliance Resource Partners(2)	7,984	$153,851
AllianceBernstein Holding(2)	6,533	192,789
AMC Networks, Cl A*	3,100	181,071
Bio-Techne	967	197,839
Cirrus Logic*	3,900	185,562
Delek US Holdings	6,000	222,360
Genesee & Wyoming, Cl A*	2,275	201,679
HD Supply Holdings*	3,835	175,221
Hess Midstream Partners	12,377	273,532
HollyFrontier	2,337	111,545
ITT	3,483	210,896
Lazard, Cl A	4,303	167,300
Molson Coors Brewing, Cl B	4,000	256,760
Post Holdings*	2,078	234,357
Rexnord*	3,611	103,274
TC PipeLines	4,800	171,360
TreeHouse Foods*	3,800	254,524
VEREIT†	22,800	188,328
Voya Financial	4,171	228,946
Zions Bancorp	4,851	239,300

		4,370,304

TOTAL COMMON STOCK (Cost $9,482,833)		$9,903,939

TOTAL INVESTMENTS — 88.4% (Cost $9,482,833)		$9,903,939

*	Non-income producing security.

†	Real Estate Investment Trust.

‡

All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 11.4% of Net Assets. Total value of these securities is $1,272,337.

(1)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On April 30, 2019, the value of these securities amounted $550,604 and represented 4.9% of Net Assets.

(2)	Security considered Master Limited Partnership. At April 30, 2019, these securities amounted to $346,640 or 3.1% of Net Assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2019 (Unaudited)

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

Open OTC swap agreements held by the Fund at April 30, 2019 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
Morgan Stanley	United Micro	Total Return	USD 1M LIBOR BBA + 100 BPS	At Maturity	01/08/21	$153,119	$28,384	$-	$28,384

						$153,119	$28,384	$-	$28,384

The tables below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$114,558	$—	$—	$114,558
Brazil	109,242	—	—	109,242
China	663,105	—	—	663,105
Denmark	89,266	—	—	89,266
France	508,008	—	—	508,008
Germany	565,854	—	—	565,854
Indonesia	245,951	—	—	245,951
Italy	4,562	—	—	4,562
Japan	—	1,272,337	—	1,272,337
Netherlands	484,372	—	—	484,372
Peru	90,749	—	—	90,749
Portugal	261,128	—	—	261,128
Russia	222,579	—	—	222,579
South Korea	446,473	—	—	446,473
United Kingdom	455,451	—	—	455,451
United States	4,370,304	—	—	4,370,304

Total Common Stock	8,631,602	1,272,337	—	9,903,939

Total Investments in Securities	$8,631,602	$1,272,337	$—	$9,903,939

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2019 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps‡ Total Return Swaps
Unrealized Appreciation	$—	$28,384	$—	$28,384
Total Other Financial Instruments	$—	$28,384	$—	$28,384

‡ Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designed as “—“ are either $0 or have been rounded to $0.

For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures in the amount of $1,272,337.

For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund

STATEMENTS OF ASSETS AND LIABILITIES
Assets:
Investments, at Fair Value (Cost $1,419,817,172 and $9,482,833)	$1,491,984,247	$9,903,939
Foreign Currency, at Fair Value (Cost $347,774 and $–)	347,633	—
OTC Swap Contracts, at Fair Value (Cost $– and $–)	—	28,384
Options Purchased, at Fair Value (Cost $2,774,546 and $–)	521,082	—
Cash	81,928,941	1,547,325
Dividend and Interest Receivable	6,860,636	15,867
Cash Pledged as Collateral for Options	5,770,000	—
Receivable for Investments Sold	4,947,731	—
Receivable for Capital Shares Sold	2,389,648	—
Cash Pledged as Collateral for Swap Contracts	2,200,000	40,000
Cash Pledged as Collateral for Futures Contracts	1,565,121	—
Reclaim Receivable	457,658	3,563
Receivable for Variation Margin	184,380	—
Unrealized Appreciation on Foreign Spot Currency Contracts	1,896	—
Reimbursement from Advisor	—	370
Prepaid Expenses	27,584	7,620

Total Assets	$1,599,186,557	$11,547,068

Liabilities:
Payable for Capital Shares Redeemed	$5,051,867	$—
Payable for Investment Securities Purchased	3,979,715	42,774
OTC Swap Contracts, at Fair Value (Premiums Received $– and $–)	2,089,889	—
Payable Due to Adviser	1,275,502	—
Written Options, at Fair Value (Premiums Received $384,670 and $–)	771,100	—
Payable Due to Prime Broker	463,260	—
Payable Due to Administrator	94,843	649
Variation Margin Payable for Futures Contracts	75,954	—
Chief Compliance Officer Fees Payable	3,545	—
Foreign Currency Payable to Custodian (Cost $– and $286,136)	—	278,158
Other Accrued Expenses and Other Payables	334,449	16,313

Total Liabilities	$14,140,124	$337,894

Net Assets	$1,585,046,433	$11,209,174

Amounts designed as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
STATEMENTS OF ASSETS AND LIABILITIES (concluded)
Net Assets Consist of:
Paid-in Capital	$1,656,964,516	$10,755,272
Total Distributable Earnings/(Loss)	(71,918,083)	453,902

Net Assets	$1,585,046,433	$11,209,174

Class I Shares:
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	136,798,726	1,039,903

Net Asset Value, Offering and Redemption Price Per Share	$11.59	$10.78

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2019 (Unaudited)

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
STATEMENTS OF OPERATIONS
Investment Income:
Dividends	$11,766,934	$93,701
Interest	7,294,637	—
Less: Foreign Taxes Withheld	(622,130)	(5,584)

Total Investment Income	18,439,441	88,117

Expenses:
Investment Advisory Fees	8,454,568	47,247
Administration Fees	620,240	3,664
Trustees’ Fees	10,477	56
Chief Compliance Officer Fees	3,767	76
Transfer Agent Fees	532,758	25,202
Custodian Fees	84,184	6,727
Registration and Filing Fees	59,091	8,729
Legal Fees	47,985	243
Printing Fees	33,719	338
Pricing Fees	10,000	1,876
Audit Fees	9,912	9,093
Other Expenses	21,548	336

Total Expenses	9,888,249	103,587

Less:
Investment Advisory Fee Waiver	—	(40,589)

Net Expenses	9,888,249	62,998

Net Investment Income	8,551,192	25,119

Net Realized Gain/(Loss) on:
Investments	(88,951,835)	13,997
Options	239,218	—
Futures Contracts	(2,591,441)	—
Swap Contracts	(12,263,064)	(1,352)
Foreign Currency Transactions	(864,176)	(3,839)
Forward Currency Contracts	(1,771,452)	(34,973)

Net Realized Loss	(106,202,750)	(26,167)

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	124,942,414	573,726
Options	(2,639,894)	—
Futures Contracts	(4,260,107)	—
Swap Contracts	(1,139,415)	28,384
Foreign Currency Translation	156	4,777
Forward Currency Contracts	590,809	—

Net Change in Unrealized Appreciation	117,493,963	606,887

Net Realized and Unrealized Gain on Investments, Options, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	11,291,213	580,720

Net Increase in Net Assets Resulting from Operations	$19,842,405	$605,839

Amounts designed as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$8,551,192	$30,028,798
Net Realized Loss on Investments, Options, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	(106,202,750)	(47,961,633)
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Options, Futures Contracts and Swap Contracts	116,902,998	(143,966,979)
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	590,965	(414,106)

Net Increase/(Decrease) in Net Assets Resulting from Operations	19,842,405	(162,313,920)

Distributions	(7,074,855)	(18,744,424)

Return of Capital	—	(950,228)

Capital Share Transactions:
Issued	318,828,534	1,393,735,346
Reinvestment of Dividends	5,074,022	13,300,392
Redeemed	(916,475,500)	(425,805,291)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(592,572,944)	981,230,447

Total Increase/(Decrease) in Net Assets	(579,805,394)	799,221,875

Net Assets:
Beginning of Year/Period	2,164,851,827	1,365,629,952

End of Year/Period	$1,585,046,433	$2,164,851,827

Share Transactions:
Issued	28,203,530	111,762,307
Reinvestment of Distributions	458,256	1,080,405
Redeemed	(81,704,542)	(35,061,300)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(53,042,756)	77,781,412

Amount designed as “—“ is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$25,119	$56,017
Net Realized Gain/(Loss) on Investments, Swap Contracts and Foreign Currency Transactions	(26,167)	180,378
Net Change in Unrealized Appreciation/(Depreciation) on Investments	602,110	(283,752)
Net Change in Unrealized Appreciation on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	4,777	3,040

Net Increase/(Decrease) in Net Assets Resulting from Operations	605,839	(44,317)

Distributions	(229,086)	(568)

Capital Share Transactions:
Issued	2,567,007	8,585,766
Reinvestment of Dividends	229,086	568
Redeemed	(1,417,733)	(3,619,765)

Net Increase in Net Assets from Capital Share Transactions	1,378,360	4,966,569

Total Increase in Net Assets	1,755,113	4,921,684

Net Assets:
Beginning of Year/Period	9,454,061	4,532,377

End of Year/Period	$11,209,174	$9,454,061

Share Transactions:
Issued	247,683	791,149
Reinvestment of Distributions	24,718	54
Redeemed	(139,476)	(323,647)

Net Increase in Shares Outstanding from Share Transactions	132,925	467,556

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

			Class I Shares
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Period Ended October 31, 2016*
Net Asset Value, Beginning of Year/Period	$11.40	$12.19	$10.40	$10.00

Income from Investment Operations:
Net Investment Income**	0.06	0.18	0.11	0.11
Net Realized and Unrealized Gain (Loss)	0.18	(0.86)	1.76	0.34

Total from Investment Operations	0.24	(0.68)	1.87	0.45

Dividends and Distributions:
Net Investment Income	(0.05)	(0.11)	(0.08)	(0.05)
Return of Capital	—	(0.00)^	(0.00)^	—

Total Dividends and Distributions	(0.05)	(0.11)	(0.08)	(0.05)

Net Asset Value, End of Year/Period	$11.59	$11.40	$12.19	$10.40

Total Return	2.10%	(5.62)%	18.01%‡	4.47%†‡

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,585,046	$2,164,852	$1,365,630	$161,103
Ratio of Expenses to Average Net Assets	1.11%††	1.12%#	1.13%	1.15%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.11%††	1.10%	1.15%	1.69%††
Ratio of Net Investment Income to Average Net Assets	0.96%††	1.48%	0.95%	1.19%††
Portfolio Turnover Rate‡	104%	145%	161%	187%†

*	Commenced operations on November 30, 2015.
**	Per share calculations were performed using average shares for the period.
^	Includes a return of capital of less than $(0.01) per share.
†	Total Return and portfolio turnover rate are for the period indicated and have not been annualized.
††	Annualized.
‡

Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

#	Ratio includes previously waived investment advisory fees recovered.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

		Class I Shares
	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Period Ended October 31, 2017*
Net Asset Value, Beginning of Year/Period	$10.42	$10.31	$10.00

Income from Investment Operations:
Net Investment Income**	0.02	0.07	(0.00)^
Net Realized and Unrealized Gain	0.56	0.04	0.31

Total from Investment Operations	0.58	0.11	0.31

Dividends and Distributions:
Net Investment Income	(0.02)	(0.00)^	—
Capital Gains	(0.20)	—	—

Total Dividends and Distributions	(0.22)	(0.00)^	—

Net Asset Value, End of Year/Period	$10.78	$10.42	$10.31

Total Return‡	5.95%	1.08%	3.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$11,209	$9,454	$ 4,532
Ratio of Expenses to Average Net Assets	1.20%††	1.20%	1.20%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.97%††	2.81%	9.86%††
Ratio of Net Investment Income to Average Net Assets	0.48%††	0.63%	(0.49)%††
Portfolio Turnover Rate‡	58%†	171%	4%†

*	Commenced operations on October 2, 2017.
**	Per share calculations were performed using average shares for the period.
†	Return and portfolio turnover rate are for the period indicated and have not been annualized.
††	Annualized.
‡

Return does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

^	Value is less than $(0.01) per share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein are those of the Chiron Capital Allocation Fund and the Chiron SMid Opportunities Fund (each a “Fund” and collectively the “Funds”). The investment objective of the Chiron Capital Allocation Fund is total return. Total return consists of capital growth and income. The investment objective of the Chiron SMid Opportunities Fund is long-term capital appreciation through a global investment strategy. Both Funds are classified as a diversified investment company. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Chiron Capital Allocation Fund commenced operations on November 30, 2015. The Chiron SMid Opportunities Fund commenced operations on October 2, 2017.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

single issuer or to an entire market sector. If Chiron Investment Management, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Funds owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2019, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2019, the Funds did not have any unrecognized tax benefits or liabilities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2019, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Discounts and premiums on securities purchased are accreted

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

and amortized using the scientific interest method, which approximates the effective interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of April 30, 2019, if applicable.

In the Chiron SMid Opportunities Fund, for the period ended April 30, 2019, the average balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts Purchased	$(800,000)
Average Monthly Notional Contracts Sold	$320,000

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

Futures Contracts — The Funds utilized futures contracts during the period ended April 30, 2019. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Goldman, Sachs & Co. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of April 30, 2019. The Chiron SMid Opportunities Fund did not hold any futures contracts as of and during the period ended April 30, 2019.

In the Chiron Capital Allocation Fund, for the period ended April 30, 2019, the average monthly market value amount of futures contracts was as follows:

Average Monthly Market Value Balance Long	$19,415,023
Average Monthly Market Value Balance Short	$(35,804,395)

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of April 30, 2019, the Funds have entered into total return swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy. As of April 30, 2019, the Chiron Capital Allocation Fund’s swap agreements were with one counterparty. As of April 30, 2019, the Chiron SMid Opportunities Fund’s swap agreements were with one counterparty.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

For the period ended April 30, 2019, the average market value amount of swap contracts held by the Funds were as follows:

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund

Average Market Value Amount Total Return Swaps	$39,382,020	$ (133,566)

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Funds has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

In the Chiron Capital Allocation Fund, for the period ended April 30, 2019, the average monthly notional value of purchased and written option contracts held were as follows:

Average Monthly Notional Contracts Purchased	$626,369
Average Monthly Notional Contracts Written	$(384,670)

The Chiron SMid Opportunities Fund did not hold any purchased or written options contracts as of and during the period ended April 30, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Chiron Capital Allocation Fund distributes substantially all of its net investment income monthly. The Chiron SMid Opportunities Fund distributes substantially all of its net investment income quarterly. For each Fund, any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Credit Derivatives:

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Funds did not hold any credit default swaps as of April 30, 2019.

4. Derivative Transactions:

The following tables include the Funds’ exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2019, is as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Chiron Capital Allocation Fund
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	$-	†	Net Assets — Unrealized depreciation on swap contracts	$2,089,889	†
	Purchased options, at Value	521,082		Written options, at Value	771,100
	Net Assets — Unrealized appreciation on futures contracts	42,346	*	Net Assets — Unrealized depreciation on futures contracts	75,954	*
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	-	*	Net Assets — Unrealized depreciation on futures contracts	917,677	*

Total		$563,428			$3,854,620

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Chiron SMid Opportunities Fund
Interest contracts	Net Assets — Unrealized appreciation on swap contracts	$28,384	†	Net Assets — Unrealized depreciation on swap contracts	$-	†

Total		$28,384			$-

† Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments.

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments.

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2019, were as follows:

The amount of realized gain/(loss) on derivatives recognized in income:

Chiron Capital Allocation Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Interest rate contracts	$-	$-	$-	$-	$-
Equity contracts	(2,300,774)	-	(12,263,064)	239,218	(14,324,620)
Commodity contracts	(290,667)	-	-	-	(290,667)
Foreign exchange contracts	-	(1,771,452)	-	-	(1,771,452)
Total	$(2,591,441)	$(1,771,452)	$(12,263,064)	$239,218	$(16,386,739)

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

Chiron SMid Opportunities Fund	Forward Foreign Currency Contracts	Swap Contracts	Total
Interest rate contracts	$-	$(1,352)	$(1,352)
Foreign exchange contracts	(34,973)	-	(34,973)
Total	$(34,973)	$(1,352)	$(36,325)

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

Chiron Capital Allocation Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Interest rate contracts	$-	$-	$-	$(152,789)	$(152,789)
Equity contracts	(3,342,430)	-	(1,139,415)	(982,416)	(5,464,261)
Commodity contracts	(917,677)	-	-	-	(917,677)
Foreign exchange contracts	-	590,809	-	(1,504,689)	(913,880)
Total	$(4,260,107)	$590,809	$(1,139,415)	$(2,639,894)	$(7,448,607)

Chiron SMid Opportunities Fund	Swap Contracts	Total
Interest rate contracts	$28,384	$28,384
Total	$28,384	$28,384

5. Offsetting Assets and Liabilities:

The Chiron Capital Allocation Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

(cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of April 30, 2019:

Chiron Capital Allocation Fund
Counterparty	Gross Assets- Recognized in the Statements of Assets and Liabilities	Gross Liabilities- Recognized in the Statements of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received)†	Net Amount

	Swap Contracts	Swap Contracts
Goldman Sachs	$-	$(2,089,889)	$(2,089,889)	$2,089,889	$-

Total	$-	$(2,089,889)	$(2,089,889)	$2,089,889	$-

Chiron SMid Opportunities Fund
Counterparty	Gross Assets- Recognized in the Statements of Assets and Liabilities	Gross Liabilities- Recognized in the Statements of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received)†	Net Amount

	Swap Contracts	Swap Contracts
Morgan Stanley	$28,384	$-	$28,384	$-	$28,384

Total	$28,384	$-	$28,384	$-	$28,384

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

6. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

7. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2019, the Chiron Capital Allocation Fund and the Chiron SMid Opportunities Fund paid $620,240 and $3,664, respectively, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Atlantic Fund Services, LLC, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

8. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on average daily net assets of each Fund:

Advisory Fee Rate
Chiron Capital Allocation Fund	0.95%
Chiron SMid Opportunities Fund	0.90%

The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.20% until February 28, 2020 for the Chiron SMid Opportunities Fund. The Adviser may recover all or a portion of its fee reductions or expense limitations within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual Fund operating expenses are below the expense limitation. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on February 28, 2020 for the Chiron SMid Opportunities Fund.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

For the period ended April 30, 2019, the Adviser recaptured all previously waived fees for the Chiron Capital Allocation Fund. As of April 30, 2019, fees for the Chiron SMid Opportunities Fund which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed were $26,860, $142,984 and $40,589, expiring in 2020, 2021 and 2022, respectively.

9. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2019, were as follows:

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
Purchases
U.S. Government	$760,199,714	$—
Other	875,346,659	6,054,537
Sales
U.S. Government	$114,332,433	$—
Other	1,909,652,430	5,627,495

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Return of Capital	Total

Chiron Capital Allocation Fund
2018	$ 18,744,424	$950,228	$ 19,694,652
2017	3,364,042	17,469	3,381,511
Chiron SMid Opportunities Fund
2018	$ 568	$ –	$ 568
2017	–	–	–

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
Undistributed Ordinary Income	$—	$172,841
Undistributed Long-Term Capital Gain	—	49,995
Capital Loss Carryforwards	(29,864,648)	—
Other Temporary Differences	(5)	(10)
Unrealized Depreciation	(54,820,980)	(145,677)

Total Distributable Earnings/(Accumulated Losses)	$(84,685,633)	$77,149

The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss
Chiron Capital Allocation Fund	$(29,864,648)	$—
Chiron SMid Opportunities Fund	—	—

During the year ended October 31, 2018, the Chiron SMid Opportunities Fund utilized $6,945 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales and investments in partnerships which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2019, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Chiron Capital Allocation Fund	$1,419,817,172	$86,795,647	$(14,628,572)	$72,167,075
Chiron SMid Opportunities Fund	9,482,833	887,782	(466,676)	421,106

11. Concentration of Risks:

As with all management investment companies, a shareholder of the Funds is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability of a Fund to meet that Fund’s investment objective.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

Asset-Backed Securities Risk (Chiron Capital Allocation Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk (Chiron Capital Allocation Fund) — The Fund may invest in loans through assignments or participations. When investing through an assignment, the Fund becomes a lender under the relevant credit agreement and assumes the credit risk of the borrower directly. When investing through a participation, the Fund assumes the credit risk of both the borrower, which must make interest payments to the participation interest seller, and the participation interest seller (typically the lender), which must pass such payments or portions of such payments to the Fund. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Bank loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Convertible and Preferred Securities Risk (Chiron Capital Allocation Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade (junk bonds), meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Contingent convertible bonds are typically issued by non-U.S. banks and may be convertible into equity or may be written down if pre-determined triggering events occur, such as a decline in capital thresholds below a specified level occurs. Contingent convertible bonds typically are subordinated to other debt instruments of the issuer and generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Contingent convertible bonds are a new form of instrument, and the market and regulatory environment for contingent convertible bonds is evolving. Therefore, it is uncertain how the overall market for contingent convertible bonds would react to a triggering event or coupon suspension applicable to one issuer. The Fund may lose money on its investment in a contingent convertible bond when holders of the issuer’s equity securities do not.

Credit-Linked Notes Risk (Chiron Capital Allocation Fund) — Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed income markets or to remain fully

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event. The Fund’s investments in credit-linked notes are indirectly subject to the risks associated with derivative instruments, which are described below, and may be illiquid.

Credit Risk (Chiron Capital Allocation Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Depositary Receipt Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market in the United States or elsewhere. ADRs and GDRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The Funds’ use of futures contracts, forward contracts, options, structured notes and swaps is subject to correlation risk, leverage risk, liquidity risk and market risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk, liquidity risk and market risk are described

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

below. The Funds’ use of forward contracts, structured notes and swaps is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment.

Distressed Securities Risk (Chiron Capital Allocation Fund) — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a company in the Fund’s portfolio, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Equity Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — Since the Funds purchase equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Funds.

Exchange Traded Funds Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — When the Funds invest in an Exchange Traded Fund (“ETF”), in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Further, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF, the Funds may be subject to additional or different risks than if the Funds had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. An ETF also may trade at a premium or discount to its NAV, and the difference between an ETF’s trading price and its NAV may be magnified during market disruptions.

Extension Risk (Chiron Capital Allocation Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Risk (Chiron Capital Allocation Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes,

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk (Chiron Capital Allocation Fund) — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Growth Style Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The Funds may pursue a “growth style” of investing, meaning that the Funds may invest in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Funds to underperform other funds that use differing investing styles.

High Yield Securities Risk (Chiron Capital Allocation Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Inflation Protected Securities Risk (Chiron Capital Allocation Fund) — Inflation protected securities are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury or foreign governments and U.S. and foreign corporations. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

Initial Public Offerings Risks (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The Funds may invest a portion of their assets in securities of companies offering shares in initial public offerings (“IPOs”). The price of IPO shares may be volatile and may decline shortly after the IPO. IPOs may not be consistently available to the Funds for investing, and IPO shares may underperform relative to the shares of more established companies. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Funds’ portfolio and may lead to portfolio turnover risk, which is discussed below. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Funds to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Interest Rate Risk (Chiron Capital Allocation Fund) — The risk that the value of fixed income securities, including U.S. government securities, will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Leverage Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The risk that the use of leverage may amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Funds management or performance.

Management Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The value of the Funds may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

Mortgage-Backed Securities Risk (Chiron Capital Allocation Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The Funds are subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may result in an increase in the amount of distributions from the Funds taxed as ordinary income, which may limit the tax efficiency of the Funds.

Prepayment Risk (Chiron Capital Allocation Fund) — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Real Asset-Related Securities Risk (Chiron Capital Allocation Fund) — Real assets include properties, natural resources, commodities and infrastructure assets. Investments by the Fund in companies that operate in real asset sectors or companies that invest in real assets may expose the Fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss. The Fund may also invest in the equity securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. During periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies. Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

REITs Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Funds’ investments in REITs are subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Real Estate Industry Risk (Chiron Capital Allocation Fund) — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

direct ownership of real estate. Risks commonly associated with the direst ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Short Exposure Risk (Chiron Capital Allocation Fund) — The Fund may enter into a derivatives transaction to obtain short investment exposure to the reference asset. If the value of the reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss is theoretically unlimited. Gaining short investment exposure through derivatives also subjects the Fund to credit risk, derivatives risk and leverage risk, which are discussed above.

Small and Medium Capitalization Company Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — The small and medium capitalization companies that the Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small and medium capitalization companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

U.S. Government Securities Risk (Chiron Capital Allocation Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Value Style Risk (Chiron Capital Allocation Fund & Chiron SMid Opportunities Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Funds could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

12. Concentration of Shareholders:

At April 30, 2019, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders Institutional Shares	% Ownership
Chiron Capital Allocation Fund	4	77%
Chiron SMid Opportunities Fund	2	75%

13. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

14. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

15. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2018 to April 30, 2019).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Chiron Capital Allocation Fund
Class I
Actual Fund Return	$1,000.00	$1,021.00	1.11%	$5.56
Hypothetical 5% Return	$1,000.00	$1,019,30	1.11%	$5.56
Chiron SMid Opportunities Fund
Class I
Actual Fund Return	$1,000.00	$1,059.50	1.20%	$6.13
Hypothetical 5% Return	$1,000.00	$1,018.80	1.20%	$6.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Chiron Funds

P.O. Box 588

Portland, ME 04112

1-877-9-CHIRON (924-4766)

Adviser:

Chiron Investment Management LLC

1350 Avenue of the Americas, Suite 700

New York, NY 10019

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CHI-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2019

*	Print the name and title of each signing officer under his or her signature.